Retirement and Pension Plans - Defined Benefit Plan (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	May 31, 2011	May 31, 2012	May 31, 2011	May 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets	$ (5.1)	$ (5.6)		$ (3.9)
Recognized actuarial losses	1.1	1.6		3.3
Net periodic benefit costs:	3.6	2.9		6.9
Change in Benefit Obligation [Roll Forward]
Projected benefit obligation—beginning of year		125.3	111.6
Service costs	0.8	0.6	0.8	0.6
Interest costs	6.8	6.3	6.8	6.9
Actuarial (gains)/losses		10.2	(7.7)
Benefits paid from plan		(5.2)	(2.2)
Effect of exchange rates		(9.1)	16.0
Projected benefit obligation—end of year	125.3	128.1	125.3	111.6
Accumulated benefit obligation	124.2	127.2	124.2
Change in Plan Assets [Roll Forward]
Plan assets at fair value—beginning of year		104.1	82.1
Actual return on plan assets		10.2	6.2
Company contribution		6.3	6.1
Plan participant contribution		0	0
Benefits paid from plan		(5.0)	(2.1)
Effect of exchange rates		(6.9)	11.8
Plan assets at fair value—end of year	104.1	108.7	104.1	82.1
Unfunded status at end of year	(21.2)	(19.4)	(21.2)
Amounts Expected to be Recognized in Net Periodic Cost in Next Fiscal Year [Abstract]
Amortization of net actuarial losses		1.0
Weighted-average Assumptions Used to Project Benefit Obligation and Net Periodic Benefit Cost
Discount rate		4.57%	5.50%	5.46%
Expected long-term rate of return on plan assets		4.51%	5.57%	5.54%
Rate increase in compensation levels		2.58%	2.89%	2.89%
Projected Future Benefit Payments [Abstract]
Projected future benefit payments, fiscal 2013		4.9
Projected future benefit payments, fiscal 2014		5.1
Projected future benefit payments, fiscal 2015		5.8
Projected future benefit payments, fiscal 2016		5.6
Projected future benefit payments, fiscal 2017		6.1
Projected future benefit payments, fiscal 2018 to 2021		33.4
Expected Company contribution during fiscal 2013		2.4
Debt securities [Member]
Projected Future Benefit Payments [Abstract]
Retirement plan asset allocation	48.00%	48.00%	48.00%
Equity securities [Member]
Projected Future Benefit Payments [Abstract]
Retirement plan asset allocation	40.00%	40.00%	40.00%
Other plan asset categories [Member]
Projected Future Benefit Payments [Abstract]
Retirement plan asset allocation	12.00%	12.00%	12.00%
Deferred income tax asset [Member]
Amounts Recognized in Consolidated Balance Sheets [Abstract]
Amounts recognized in consolidated balance sheets	(0.9)	6.3	(0.9)
Employee related obligations [Member]
Amounts Recognized in Consolidated Balance Sheets [Abstract]
Amounts recognized in consolidated balance sheets	21.2	19.4	21.2
Other comprehensive income (loss) [Member]
Amounts Recognized in Consolidated Balance Sheets [Abstract]
Amounts recognized in consolidated balance sheets	$ 1.2	$ (3.0)	$ 1.2